Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial assets, Fair Value	€ 13,514	€ 17,227
Financial assets, Carrying amount	13,514	17,227
Financial liabilities, Fair Value	17,902	16,182
Financial liabilities, Carrying amount	17,902	16,182
Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	1,291	1,212
Financial assets, Carrying amount	1,291	1,212
Trade Payables [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	2,240	4,196
Financial assets, Carrying amount	2,240	4,196
Other Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	74	99
Financial assets, Carrying amount	74	99
Non-Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	21,359	20,648
Financial assets, Carrying amount	21,359	20,648
Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	24,964	26,155
Financial assets, Carrying amount	24,964	26,155
Financial Liabilities at Fair Value Recognized in Profit or Loss - Non-Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	946	1,462
Financial assets, Carrying amount	946	1,462
Financial Liabilities at Fair Value Recognized in Profit or Loss - Other Non-Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	16,956	14,720
Financial assets, Carrying amount	16,956	14,720
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	10,550	11,119
Financial assets, Carrying amount	10,550	11,119
Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	2,191	5,031
Financial assets, Carrying amount	2,191	5,031
Other Financial Assets [Member]
Statement Line Items [Line Items]
Financial assets, Fair Value	773	1,077
Financial assets, Carrying amount	€ 773	€ 1,077